Shareholders' Equity (Details Textual) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended			12 Months Ended		0 Months Ended
	May 10, 2011	May 31, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Within Twelve Months Of Business Combination [Member]	Dec. 31, 2012 Twelve To Fourteeen Months Of Business Combination [Member]	May 10, 2011 Under Writer [Member]
Ordinary shares, shares Authorized				50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares issued				4,894,983	4,894,983	1,564,000
Ordinary shares, shares outstanding				4,894,983	4,894,983	1,564,000
Treasury Stock, Shares, Retired	165,592		156,400
Stock Issued During Period, Shares, New Issues				3,600,000					3,600,000
Forfeiture Of Founder Share Convenient Description							In addition, 253,877 founder units and the underlying ordinary shares and warrants will be forfeited by the founders in the event the last sales price of the Company's ordinary shares does not equal or exceed $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period within 12 months following the closing of an initial Business Combination.	An additional 253,878 founder units and the underlying ordinary shares and warrants will be forfeited for no consideration in the event the last sales price of the Company's ordinary shares does not equal or exceed $13.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period between 12 and 24 months following the closing of an initial Business Combination.
Shares Issued During Period In Excess Of Over Allotment To Under Writers		52,975